Salaries and social security expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Salaries and social security expenses [abstract]
Wages and salaries	$ 120,092	$ 118,508
Social security costs	30,138	35,502
Equity-settled share-based compensation	11,580	5,081
Salaries and social security expenses	$ 161,810	$ 159,091